Stockholders' equity (Tables)	3 Months Ended
Mar. 31, 2014
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity for the three months ended March 31, 2014 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2013	1,148,000	$1.20-$4.50	$2.13	5.80 years	$2,721,100
Granted	43,325	4.50	4.50	—	—
Exercised	5,000	1.20	1.20	—	—
Canceled and forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding, March 31, 2014	1,186,325	$1.20-$4.50	$2.22	5.73 years	$2,704,600
Exercisable, March 31, 2014	919,250		$1.90		$2,387,075
Vested and expected to vest, March 31, 2014	1,186,325		$2.22		$2,704,600

Schedule of Restricted Stock Activity
Restricted stock activity for the three months ended March 31, 2014 as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2013	361,570	$1.31
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, March 31, 2014	361,570	$1.31

Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity relating to Ilios for the three months ended March 31, 2014 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2013	575,000	$0.10-$0.50	$0.29	6.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, March 31, 2014	575,000	$0.10-$0.50	$0.29	6.19 years	$120,000
Exercisable, March 31, 2014	125,000		$0.50		$—
Vested and expected to vest, March 31, 2014	575,000		$0.29		$120,000

Schedule of Restricted Stock Activity
Restricted stock activity for the Ilios awards, for the three months ended March 31, 2014 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2013	310,000	$0.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, March 31, 2014	310,000	$0.10